Incentive Compensation Plans, Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Stock Options, Shares [Roll Forward]
Granted (in shares)	8,114,196
Fair Value Assumptions used in Estimating Fair Value of Each Option Grant [Abstract]
Risk-free interest rate, minimum	0.64%	1.57%	0.40%	1.70%	2.70%
Risk-free interest rate, maximum	1.12%	1.73%	1.60%	2.60%	3.10%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility factor of the expected market price of the Company's common stock, minimum	41.56%	39.44%	39.00%	38.00%	34.00%
Volatility factor of the expected market price of the Company's common stock, maximum	41.62%	39.93%	45.00%	40.00%	42.00%
Expected life of option	5 years 6 months	6 years 10 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days	7 years 1 month 6 days
Weighted average grant-date fair value of options granted (in dollars per share)	$ 6.52
Total intrinsic value of options exercised during period			$ 7,844	$ 3,427	$ 1,127
Proceeds from options exercised	$ 2,032	$ 123	1,308	$ 1,127	$ 126
Unrecognized compensation cost	$ 41,744		$ 10,931
Unrecognized compensation cost weighted average period for recognition			2 years 10 months 2 days
2014 Plan [Member]
Fair Value Assumptions used in Estimating Fair Value of Each Option Grant [Abstract]
Number of shares available for grant (in shares)					9,296,736
Stock Options [Member]
Stock Options, Shares [Roll Forward]
Options outstanding, beginning of period (in shares)	16,170,738	11,653,411	11,653,411	12,591,770
Granted (in shares)			8,818,051	1,770,289
Exercised (in shares)			(1,339,607)	(1,467,432)
Forfeited (in shares)			(2,961,117)	(1,241,216)
Options outstanding, end of period (in shares)			16,170,738	11,653,411	12,591,770
Options vested and expected to vest (in shares)			15,222,396
Options exercisable (in shares)			8,226,613
Stock Options, Weighted-Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 2.69	$ 1.75	$ 1.75	$ 1.47
Granted (in dollars per share)			3.36	3.32
Exercised (in dollars per share)			0.98	0.77
Forfeited (in dollars per share)			2.58	2.36
Outstanding, beginning of period (in dollars per share)			2.69	$ 1.75	$ 1.47
Options vested and expected to vest (in dollars per share)			2.53
Options exercisable (in dollars per share)			$ 1.69
Stock Options, Remaining Contractual Life [Abstract]
Options outstanding, remaining contractual life			6 years 10 months 24 days	5 years 3 months 18 days	6 years 4 months 24 days
Options vested and expected to vest, remaining contractual life			6 years 9 months 18 days
Options exercisable, remaining contractual life			5 years
Fair Value Assumptions used in Estimating Fair Value of Each Option Grant [Abstract]
Weighted average grant-date fair value of options granted (in dollars per share)			$ 1.47	$ 1.45	$ 1.06
Unrecognized compensation cost weighted average period for recognition	3 years 2 months 12 days
Stock Options [Member] | Previously Reported [Member]
Stock Options, Shares [Roll Forward]
Options outstanding, beginning of period (in shares)				1,742,018
Options outstanding, end of period (in shares)					1,742,018
Stock Options, Weighted-Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)				$ 10.64
Outstanding, beginning of period (in dollars per share)					$ 10.64
Stock Options [Member] | Revision of Prior Period, Adjustment [Member]
Stock Options, Shares [Roll Forward]
Options outstanding, beginning of period (in shares)				10,849,752
Options outstanding, end of period (in shares)					10,849,752
Stock Options, Weighted-Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)				$ (9.17)
Outstanding, beginning of period (in dollars per share)					$ (9.17)
Stock Options [Member] | 2014 Plan [Member]
Stock Options, Weighted-Average Exercise Price [Roll Forward]
Options exercisable (in dollars per share)			$ 2.18
Fair Value Assumptions used in Estimating Fair Value of Each Option Grant [Abstract]
Number of shares available for grant (in shares)			455,670			1,822,318